Aztlan Global Stock Selection DM SMID ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Auto Manufacturers - 3.9%
Blue Bird Corp.(a)	15,804	$551,085
Iveco Group NV	34,938	556,220
		1,107,305

Banks - 4.0%
Banca Monte dei Paschi di Siena SpA	64,796	546,240
Fukuoka Financial Group, Inc.	21,853	573,595
		1,119,835

Building Materials - 4.1%
Griffon Corp.	8,275	563,610
Sanwa Holdings Corp.	17,608	578,457
		1,142,067

Commercial Services - 5.9%
Toast, Inc. - Class A(a)	15,480	550,778
TriNet Group, Inc.	7,198	563,819
Upbound Group, Inc.	27,315	543,569
		1,658,166

Computers - 2.1%
Indra Sistemas SA	18,128	577,409

Diversified Financial Services - 11.9%
Enova International, Inc.(a)	5,628	516,594
Nordnet AB publ	21,181	557,805
OSB Group PLC	89,539	566,892
Swissquote Group Holding SA	1,113	572,923
Victory Capital Holdings, Inc. - Class A	9,746	558,348
Virtu Financial, Inc. - Class A	14,408	564,073
		3,336,635

Electronics - 6.0%
Celestica, Inc.(a)	6,393	545,624
dormakaba Holding AG	692	584,421
SCREEN Holdings Co. Ltd.	8,503	564,165
		1,694,210

Engineering & Construction - 8.0%
ACS Actividades de Construccion y Servicios SA	9,026	565,343
Comfort Systems USA, Inc.	1,415	562,533
HOCHTIEF AG	2,912	549,497
Sterling Infrastructure, Inc.(a)	3,757	561,409
		2,238,782

Food - 4.0%
Marks & Spencer Group PLC	108,548	564,002
Pilgrim's Pride Corp.	10,446	570,143
		1,134,145

Gas - 2.0%
Centrica PLC	263,168	562,950

Hand/Machine Tools - 2.0%
Konecranes Oyj	8,594	574,431

Healthcare-Services - 6.0%
DaVita, Inc.(a)	3,967	561,529
Medpace Holdings, Inc.(a)	1,828	563,737
Oscar Health, Inc. - Class A(a)	42,393	551,533
		1,676,799

Insurance - 6.0%
NMI Holdings, Inc.(a)	15,650	566,060
Palomar Holdings, Inc.(a)	3,778	547,886
Skyward Specialty Insurance Group, Inc.(a)	10,558	560,524
		1,674,470

Leisure Time - 2.0%
Round One Corp.	90,756	564,998

Machinery-Diversified - 2.1%
Wartsila OYJ Abp	31,267	577,926

Media - 2.0%
ITV PLC	529,655	566,676

Mining - 1.9%
Northern Star Resources Ltd.	44,328	544,006

Oil & Gas - 1.9%
Athabasca Oil Corp.(a)	166,057	545,789

Pharmaceuticals - 2.0%
Suzuken Co. Ltd.	15,763	571,995

Retail - 12.0%
Caleres, Inc.	36,341	553,837
Gap, Inc.	25,688	562,567
H2O Retailing Corp.	41,540	568,176
JB Hi-Fi Ltd.	8,570	568,036
Pandora AS	3,777	559,291
Skylark Holdings Co. Ltd.	27,158	564,427
		3,376,334

Software - 8.0%
Alkami Technology, Inc.(a)	21,173	565,107
Clear Secure, Inc. - Class A	22,227	548,562
Pro Medicus Ltd.	3,924	575,995
TeamViewer SE(a)(b)	37,552	574,998
		2,264,662

Telecommunications - 2.0%
Freenet AG	13,705	570,821
TOTAL COMMON STOCKS (Cost $26,756,172)		28,080,411

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.25%(c)	144,834	144,834
TOTAL SHORT-TERM INVESTMENTS (Cost $144,834)		144,834

TOTAL INVESTMENTS - 100.3% (Cost $26,901,006)		28,225,245
Liabilities in Excess of Other Assets - (0.3)%		(74,987)
TOTAL NET ASSETS - 100.0%		$28,150,258

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $574,998 or 2.0% of the Fund’s net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Aztlan Global Stock Selection DM SMID ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,080,411	$—	$—	$28,080,411
Money Market Funds	144,834	—	—	144,834
Total Investments	$28,225,245	$—	$—	$28,225,245

Refer to the Schedule of Investments for further disaggregation of investment categories.